Summary of DSU activity (Details) - Deferred Share Unit [member] - shares			6 Months Ended
	Jun. 14, 2023	Jun. 14, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Balance – January 1,			96,920	16,920
Granted	100,000		100,000
Balance – June 30,			196,920	16,920